1
The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments (Unaudited)
February 29, 2024
Name of Company
Principal
Amount Value
% of Net
Assets
Corporate Convertible Bond
Gold mining, exploration, development and royalty companies
Canada
i-80 Gold Corp., 8.00%, 2/22/27
 (1)
$3,000,000 $ 2,873,700 0.9%
Total corporate convertible bond (Cost $2,952,764) 2,873,700 0.9
Name of Company Shares Value
% of Net
Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.
 (2)
50,958,971 861,206 0.3
Barton Gold Holdings, Ltd.
 (2)
9,500,000 1,574,625 0.5
Bellevue Gold, Ltd.
 (2)
2,500,000 2,486,249 0.8
Cygnus Metals, Ltd.
 (2)
19,300,000 790,335 0.2
Emerald Resources NL
 (2)
15,000,000 27,007,492 8.7
LCL Resources, Ltd.
 (2)
36,750,000 238,875 0.1
Perseus Mining, Ltd. 5,500,000 6,274,123 2.0
Predictive Discovery, Ltd.
 (2)
94,183,334 11,937,734 3.8
Prodigy Gold NL
 (2)
116,250,000 226,687 0.1
51,397,326 16.5
Canada
Agnico Eagle Mines, Ltd. 165,000 7,929,900 2.6
Alamos Gold, Inc. 1,000,000 11,810,000 3.8
American Pacific Mining Corp. 144A
 (2)(3)
3,000,000 486,313 0.2
Angel Wing Metals, Inc.
 (2)
4,650,000 428,287 0.1
Atex Resources, Inc.
 (2)
6,700,000 5,627,970 1.8
B2Gold Corp. 2,000,000 4,800,000 1.5
Barrick Gold Corp. 650,000 9,529,000 3.1
Desert Gold Ventures, Inc.
 (2)
14,588,264 698,697 0.2
G Mining Ventures Corp.
 (2)
23,265,947 31,714,992 10.2
G2 Goldfields, Inc.
 (2)
3,000,000 1,591,571 0.5
GoGold Resources, Inc.
 (2)
2,857,140 2,084,198 0.7
HighGold Mining, Inc.
 (2)
3,000,000 508,418 0.2
Karora Resources, Inc.
 (2)
3,750,000 11,301,256 3.6
Lahontan Gold Corp.
 (2)
14,500,000 587,629 0.2
Liberty Gold Corp.
 (2)
12,482,000 2,207,332 0.7
Lotus Gold Corp. 144A
 (1)(2)(3)
5,912,500 2,178,278 0.7
Mawson Gold, Ltd.
 (2)
10,600,000 2,928,932 0.9
Monarch Mining Corp.
 (1)(2)
7,300,000 0 0.0
Newcore Gold, Ltd.
 (2)
5,750,000 614,339 0.2
O3 Mining, Inc.
 (2)
2,223,000 2,276,808 0.7
Onyx Gold Corp.
 (2)
750,000 116,052 0.0
Orla Mining, Ltd.
 (2)
6,200,000 20,336,000 6.5
Prime Mining Corp.
 (2)
8,100,000 12,712,670 4.1
Probe Gold, Inc.
 (2)
7,087,500 6,684,596 2.2
Roscan Gold Corp.
 (2)
10,886,900 641,751 0.2
Skeena Resources, Ltd.
 (2)
700,000 2,562,000 0.8
STLLR Gold, Inc.
 (2)
1,291,080 1,141,581 0.4
Talisker Resources, Ltd.
 (2)
2,500,000 543,418 0.2
TDG Gold Corp.
 (2)
9,227,925 883,933 0.3
Thesis Gold, Inc.
 (2)
13,198,758 3,841,513 1.2

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Westhaven Gold Corp.
 (2)
5,500,000 $ 810,522 0.3%
149,577,956 48.1
Cayman Islands
Endeavour Mining PLC 700,000 11,507,203 3.7
South Africa
Gold Fields, Ltd. ADR 600,000 7,824,000 2.5
United Kingdom
Anglogold Ashanti PLC 275,000 5,117,750 1.7
United States
Perpetua Resources Corp.
 (2)
229,983 664,651 0.2
Total gold mining, exploration, development and royalty companies (Cost $176,704,318) 226,088,886 72.7
Diversified metals mining, exploration, development and royalty companies
Australia
Bellavista Resources ltd
 (2)
3,772,832 257,496 0.1
Castile Resources, Ltd.
 (2)
15,143,255 718,547 0.2
Delta Lithium, Ltd.
 (2)
14,578,200 3,174,402 1.0
FireFly Metals, Ltd.
 (2)
5,946,716 1,894,028 0.6
Genesis Minerals, Ltd.
 (2)
1,166,934 1,160,516 0.4
Geopacific Resources, Ltd.
 (2)
28,135,714 274,323 0.1
7,479,312 2.4
Canada
Adventus Mining Corp.
 (2)
5,310,000 919,464 0.3
Americas Gold & Silver Corp.
 (2)
2,701,028 567,099 0.2
Arizona Metals Corp.
 (2)
2,500,000 3,242,088 1.0
Atacama Copper Corp.
 (2)
462,966 368,422 0.1
Aya Gold & Silver, Inc.
 (2)
2,900,000 20,855,469 6.7
Bunker Hill Mining Corp.
 (2)
19,214,957 1,345,040 0.4
Calibre Mining Corp.
 (2)
13,938,302 15,918,924 5.1
Emerita Resources Corp.
 (2)
2,750,000 972,626 0.3
Huntsman Exploration, Inc.
 (2)
617,500 11,375 0.0
Integra Resources Corp.
 (2)
3,937,473 2,795,606 0.9
Max Resource Corp.
 (2)
8,200,000 604,207 0.2
Pan Global Resources, Inc.
 (2)
6,667,000 761,438 0.3
Red Pine Exploration, Inc.
 (2)
18,945,090 2,442,907 0.8
Sable Resources, Ltd.
 (2)
26,160,000 867,406 0.3
San Cristobal Mining, Inc. 144A
 (1)(2)(3)
2,583,332 6,200,002 2.0
57,872,073 18.6
United States
Bendito Resources, Inc. 144A
 (1)(2)(3)
4,288,000 1,072,000 0.3
Lithium Africa Resources Corp. 144A
 (1)(2)(3)
72,000 2,016,000 0.7
3,088,000 1.0
Total diversified metals mining, exploration, development and royalty companies
(Cost $94,702,531) 68,439,385 22.0
Silver mining, exploration, development and royalty companies
Canada
Andean Precious Metals Corp.
 (2)
2,000,000 972,626 0.3
Discovery Silver Corp.
 (2)
7,154,545 3,215,763 1.0
Silver Mountain Resources, Inc.
 (2)
10,000,000 589,471 0.2
Silver Tiger Metals, Inc.
 (2)
14,795,333 1,580,756 0.5
6,358,616 2.0
South Africa
Sibanye Stillwater, Ltd. ADR 273,043 1,124,937 0.4
Total silver mining, exploration, development and royalty companies (Cost $13,652,663) 7,483,553 2.4
Total common shares (Cost $285,059,512) 302,011,824 97.1
Schedule of Investments (Unaudited) (continued)
February 29, 2024

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Rights
 (1)(2)
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Exp. Date 2/22/29) 393,200 $ 72,755 0.0%
Total rights (Cost $136,720) 72,755 0.0
Name of Company Shares Value
% of Net
Assets
Warrants
 (1)(2)
Diversified metals mining, exploration, development and royalty companies
Australia
Red Dirt Metals, Ltd. (Exercise Price $0.25, Exp. Date 11/18/24) 2,834,650 184,252 0.1
Canada
Bunker Hill Mining Corp. (Exercise Price $0.37, Exp. Date 4/1/25) 5,000,000 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.60, Exp. Date 2/9/26) 1,250,000 0 0.0
Calibre Mining Corp. (Exercise Price $2.19, Exp. Date 9/20/24) 1,032,470 30,431 0.0
Integra Resources Corp. (Exercise Price $1.38, Exp. Date 6/16/24) 1,689,165 0 0.0
Red Pine Exploration, Inc. (Exercise Price $0.25, Exp. Date 5/5/24) 8,350,000 0 0.0
30,431 0.0
Total diversified metals mining, exploration, development and royalty companies
(Cost $575,290) 214,683 0.1
Gold mining, exploration, development and royalty companies
Canada
Angel Wing Metals, Inc. (Exercise Price $0.80, Exp. Date 6/16/24) 1,975,000 0 0.0
Angel Wing Metals, Inc. (Exercise Price $0.50, Exp. Date 5/4/25) 350,000 0 0.0
Atex Resources, Inc. (Exercise Price $1.00, Exp. Date 8/31/25) 675,000 119,368 0.0
Desert Gold Ventures, Inc. (Exercise Price $0.25, Exp. Date 12/31/24) 594,132 0 0.0
G Mining Ventures Corp. (Exercise Price $1.90, Exp. Date 9/9/24) 3,500,000 696,312 0.2
Gold Mountain Mining Corp. (Exercise Price $1.75, Exp. Date 4/21/24) 2,200,000 0 0.0
Lahontan Gold Corp. (Exercise Price $0.65, Exp. Date 3/24/24) 2,250,000 0 0.0
Lahontan Gold Corp. (Exercise Price $0.13, Exp. Date 9/1/26) 4,150,000 0 0.0
Lotus Gold Corp. (Exercise Price $0.75, Exp. Date 8/16/25) 2,200,000 16,211 0.0
Lotus Gold Corp. (Exercise Price $0.75, Exp. Date 11/27/25) 506,250 3,730 0.0
Monarch Mining Corp. (Exercise Price $0.95, Exp. Date 4/6/27) 1,700,000 0 0.0
Prime Mining Corp. (Exercise Price $5.00, Exp. Date 4/27/24) 400,000 0 0.0
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25) 920,000 752,459 0.3
STLLR Gold, Inc. (Exercise Price $4.91, Exp. Date 5/3/24) 189,000 0 0.0
Thesis Gold, Inc. (Exercise Price $1.69, Exp. Date 9/28/24) 576,923 0 0.0
1,588,080 0.5
Total gold mining, exploration, development and royalty companies (Cost $1,212,942) 1,588,080 0.5
Total warrants (Cost $1,788,232) 1,802,763 0.6
Money Market Fund
Federated US Treasury Cash Reserve Fund - Institutional Shares,
5.18%
 (4)
2,191,80 4 2,191,80 4 0.7
Total money market fund (Cost $2,191,804) 2,191,80 4 0.7
Investments, at value (Cost $292,129,032) 308,952,84 6 99.3
Cash, receivables and other assets less other liabilities 2,1 90 , 524 0.7
Net assets $ 311, 143 , 370 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
(1) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $16,215,498 or 5.2% of net assets.
(2) Non-income producing security.
(3) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $11,952,593 or 3.9% of net assets.
(4) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of February 29,
2024.
Schedule of Investments (Unaudited) (continued)
February 29, 2024

The notes to financial statements form an integral part of these statements.
Portfolio Statistics (Unaudited)
Portfolio statistics (Unaudited)
February 29, 2024
*Geographic breakdown, which is based on company domiciles, is expressed as a percentage of total net assets including cash.
Geographic Breakdown*
Australia 19.0%
Canada 70.1
Cayman Islands 3.7
South Africa 2.9
United Kingdom 1.7
United States 1.9
Other assets less other liabilities 0.7
100.0%
Schedule of Investments (Unaudited) (continued)
February 29, 2024

Notes to Financial Statements (Unaudited)
Three months ended February 29, 2024
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a non-diversified, closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On
November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the
“SEC”) pursuant to an order under Section 7(d) of the 1940 Act.
The Company seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company is managed by Merk Investments
LLC (the “Adviser”).
2. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Pursuant to Rule 2a-5 under the Investment Company Act, the Company’s Board of Directors (the "Board") has designated the Adviser, as defined in Note 4, as the Company’s valuation designee to perform any fair value determinations for securities and other assets held by the Company. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Company’s compliance program and will review any changes made to the procedures.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued at a value other than the last reported sale price or last reported bid price based on significant events that have occurred subsequent to the close of the foreign markets. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). To value its warrants, the Company's valuation designee typically utilizes the Black-Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.
Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by the Board. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and
changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.
B. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on

Notes to Financial Statements (Unaudited) (continued)
Three months ended February 29, 2024
market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Company’s investments at fair value:
Investment in Securities
(1)
Measurements at February 29, 2024
Level 1 Level 2 Level 3 Total
Corporate Convertible Bond
Gold mining, exploration, development
and royalty companies $ – $ – $ 2,873,700 $ 2,873,700
Common Shares
Gold mining, exploration, development
and royalty companies 222,668,005 1,242,603 2,178,278 226,088,886
Diversified metals mining, exploration,
development and royalty companies 58,893,887 257,496 9,288,002 68,439,385
Silver mining, exploration, development
and royalty companies 7,483,553 – – 7,483,553
Rights
Silver mining, exploration, development
and royalty companies – – 72,755 72,755
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 214,683 214,683
Gold mining, exploration, development
and royalty companies – – 1,588,080 1,588,080
Money Market Fund 2,191,80 4 – – 2,191,80 4
Total Investments $ 291,237,2 49 $ 1,500,099 $ 16,215,498 $ 308,952,84 6
(1) See schedule of investments for country classifications.
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)

Notes to Financial Statements (Unaudited) (continued)
Three months ended February 29, 2024
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
*
The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
Significant unobservable inputs developed by the valuation designee for Level 3 investments held at February 29, 2024 are as follows:
1
This column represents the directional change in the fair value of the level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect
2
Fair valued corporate convertible bonds are valued based on applying a fixed discount rate to the fixed income portion, which represents the implied interest rate that would have valued the entire corporate convertible bond at the time of issuance.
3
Fair valued common shares with no public market are valued based on transaction cost or latest round of financing.
4
Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
5
Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.
Corporate
Convertible
Bond
Common
Stock Rights Warrants
Balance November 30, 2023 $ 2,889,300 $ 9,477,500 $ 91,808 $ 1,208,510
Purchases - 2,016,000 - -
Sales - - - -
Realized loss - - - (515,928)
Accretion of discount 3,951 - - -
Net change in unrealized appreciation
(depreciation) (19,551) (27,220) (19,053) 1,109,781
Balance February 29, 2024 $ 2, 8 73 , 7 00 $ 11,466,280 $ 72,755 $ 1, 802,763
Net change in unrealized appreciation
(depreciation) from investments held as of
February 29, 2024* $ (19,551) $ (27,220) $ ( 19 , 053 ) $ 1,109,781
Asset Categories Fair Value
Valuation
Technique(s)
Unobservable
Input
Range
(Weighted
Average)
Impact to
Valuation from an
Increase in Input
1
Corporate Convertible
Bond
2
$ 2, 873 , 7 00 Implied Interest Rate Discount 4% ( 4%) Increase
Common Shares
3
11,466,280
Transaction Cost/
Latest Round of
Financing None None None
Rights
4
72,755 Market T ransaction Discount 70% (70%) Increase
Warrants
5
1,802,763 Black Scholes Method Volatility
20% - 50%
( 39%) Increase
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)